Other Comprehensive Income (Loss) - Reclassification out of AOCI (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net	¥ 24,377	¥ 19,718	¥ 4,153
Income tax expense	576,250	(87,519)	15,961
Net (loss) income	¥ (990,731)	¥ (539,170)	17,335
Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other-net			400
Income tax expense			(122)
Net (loss) income			278
Total amount reclassified			278
Foreign currency translation adjustments | Amount reclassified
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified			¥ 278